Bonds, notes and other obligations - Additional Information (Detail)						12 Months Ended
	Jun. 30, 2020 USD ($)	Apr. 30, 2020	Sep. 25, 2019 USD ($)	Sep. 24, 2019 PEN (S/)	Sep. 19, 2019	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Jan. 01, 2018 USD ($)	Oct. 30, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount | S/						S/ 12,940,167,000				S/ 17,730,023,000
Borrowings outstanding | S/						7,778,751,000				6,890,290,000
International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding | S/						S/ 6,689,697,000				5,795,323,000
Borrowings, interest rate basis						the applicable interest rate will be a floating rate of 3-month Libor plus 576 basis points payable quarterly	the applicable interest rate will be a floating rate of 3-month Libor plus 576 basis points payable quarterly
Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest payment frequency		floating rate of 3-month Libor plus 674 basis points payable on a semi-annual basis
Annual interest rate		10.50%
Subordinated Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest payment frequency						Semi-annually	Semi-annually
Annual interest rate						4.00%		4.00%
Notional amount								$ 300,000,000
Borrowings maturity						2030	2030
Borrowings outstanding | S/						S/ 1,078,493,000
Junior Subordinated Notes [Member]
Disclosure of detailed information about borrowings [line items]
Tier 1 Equity Percentage						17.65%		17.65%
Junior Subordinated Notes [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest payment frequency						Semi-annually	Semi-annually
Annual interest rate						8.50%		8.50%
Notional amount								$ 200,000,000
Borrowings maturity						2070	2070
Borrowings outstanding | S/										660,992,000
Senior Bonds [Member] | Cash flow hedges [member]
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 150,000,000
Cash flow hedge, fair value | S/						S/ 543,150,000				497,100,000
Converted Interest Rate From Hedging						5.06%	5.06%
Senior Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest payment frequency						Semi-annually	Semi-annually
Annual interest rate						4.125%		4.125%
Notional amount								$ 300,000,000
Borrowings maturity						2027	2027
Borrowings outstanding | S/						S/ 1,065,482,000				969,794,000
Senior Bonds First And Second Issuance [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of bond holder accepted buy back						37.52%	37.52%
Expenses for partial buyback of bonds and for early redemption						S/ 42,270,000	$ 12,755,000
Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount						S/ 1,596,861,000		$ 441,000,000		1,461,474,000	$ 441,000	$ 200,000,000
Converted Interest Rate From Hedging						4.88%	4.88%
Three Point Three Seven Five Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest payment frequency						Semi-annually	Semi-annually
Annual interest rate						3.375%		3.375%
Notional amount								$ 484,895,000
Borrowings maturity						2023	2023
Borrowings outstanding						S/ 1,714,707,000		484,895,000		S/ 1,549,877,000
Gain due to application of IFRS 9						S/ 15,286,000		$ 4,762,000
Senior Notes Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate										5.75%	5.75%
Senior Notes Due 2020 [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate					5.75%	5.75%		5.75%
Borrowings maturity					2020	2020	2020
Borrowings issued to exchange bonds								$ 263,322,000
Borrowings exchange premium								21,573,000
Borrowings outstanding								$ 284,895,000
Five Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest payment frequency						Semi-annually	Semi-annually
Annual interest rate				5.00%		5.00%		5.00%
Notional amount | S/				S/ 312,000,000		S/ 312,000,000
Borrowings maturity				2026		2026	2026
Borrowings outstanding | S/						S/ 311,282,000				S/ 311,185,000
Three Point Two Five Zero Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate			3.05%
Notional amount			$ 400,000,000
Borrowings maturity			2026
Subordinated Bonds Third Program Third Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 25,000,000
Four Point Zero Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	4.00%
Notional amount	$ 300,000,000
Borrowings maturity						2030	2030
Debt Instrument Redemption Price Percentage	100.00%
Borrowings, interest rate basis	From that date onwards, in case the Bank does not redeem bonds, the interest rate will increase by 371.1 basis points